S000068798 [Member] Investment Strategy - Nuveen Core Impact Bond Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Portfolio invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds. For these purposes bonds include fixed-income securities of all types, including but not limited to, corporate bonds, residential and commercial mortgage-backed and other asset-backed securities, U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), senior loans and loan participations and assignments, and taxable and tax-exempt municipal bonds. The Portfolio may invest up to 10% of its assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Portfolio’s sub-adviser (securities commonly referred to as “high-yield” securities or “junk” bonds). The Portfolio may invest in fixed-income securities of any maturity or duration.
When selecting investments for the Portfolio, the sub-adviser considers certain ESG criteria or a proprietary impact framework (the “Impact Framework”). The Impact Framework, described below, provides direct exposure to issuers or projects that the sub-adviser believes have the potential to have social or environmental benefits. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for investment by the Portfolio should they meet certain internal ESG criteria. All issuers not otherwise reviewed in connection with the Impact Framework described below must meet or exceed minimum ESG performance standards to be eligible for investment by the Portfolio.
The ESG evaluation process employed by the sub-adviser for corporate issuers favors issuers with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories for corporate issuers include human capital, product safety and social opportunities. Governance assessment categories for corporate issuers include corporate governance, business ethics and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights & community, labor rights & supply chain, and governance) are other considerations.
The ESG evaluation process with respect to corporate issuers is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Portfolio will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.
The ESG evaluation process with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Typically, environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term sustainability of its economy.
While the Portfolio may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible investment. The ESG criteria and the universe of investments that the Portfolio utilizes may be changed without the approval of the Portfolio’s shareholders.
The Portfolio is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio considers investments in these securities to be consistent with its investment and social objectives.
The Portfolio also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. The sub-adviser does not take into consideration whether the sponsor of an asset-backed security in which it invests meets the ESG criteria.
That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Portfolio could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Portfolio could not invest directly. However, the investments underlying an asset-backed or mortgage-backed security will generally meet or exceed the ESG criteria or the Impact Framework described below.
The sub-adviser reviews the ESG criteria used to evaluate securities held in the Portfolio and approves the ESG vendor(s) that provide the data that help inform this criteria. Consistent with its responsibilities, the sub-adviser has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the ESG data.
Additionally, the Portfolio invests a significant portion of its assets in fixed-income instruments according to a proprietary Impact Framework. These investments provide direct exposure to issuers and/or individual projects that the sub-adviser, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this Impact Framework allocation, the Portfolio seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change, and natural resources. These investments will be selected based on the same financial criteria used in selecting the Portfolio’s other fixed-income investments. The portion of the Portfolio invested in accordance with this Impact Framework is not additionally subject to ESG criteria provided by a third party. The sub-adviser engages with certain issuers of investments it determines represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.
Investing on the basis of ESG criteria and according to the Impact Framework is qualitative and subjective by nature. There can be no assurance that every Portfolio investment will meet ESG criteria or the Impact Framework, or will do so at all times, or that the ESG criteria and the Impact Framework or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor.
The Portfolio may invest up to 40% of its assets in securities of foreign issuers, including those that are located in emerging market countries.
The Portfolio may invest in securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) (“restricted securities”), including securities sold in private placement transactions between issuers and their purchasers and securities that meet the requirements of Rule 144A under the Securities Act (“Rule 144A securities”). Rule 144A securities may be resold under certain circumstances only to qualified institutional buyers as defined by the rule.
The Portfolio may purchase and sell futures, options, swaps, forwards and other derivative instruments. The sub-adviser may use these derivatives in an attempt to manage market risk, credit risk and interest rate risk, to manage the effective maturity or duration of securities in the portfolio or for speculative purposes in an effort to increase the Portfolio’s yield or to enhance returns. The use of a derivative is speculative if the sub-adviser is primarily seeking to enhance returns, rather than offset the risk of other positions.
Developed exclusively for use within separately managed accounts advised or sub-advised by Nuveen Asset Management, LLC, the Portfolio is a specialized bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than might otherwise be achieved by investing in additional fixed-income classes, including those that have a lower credit quality and potentially higher yielding securities.